Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Deferred tax related to remeasurement gains (losses) on net employee defined benefit liability	CAD 2.4	CAD 3.0